ACCRUED EXPENSES	9 Months Ended
Sep. 30, 2021
ACCRUED EXPENSES
NOTE 14 - ACCRUED EXPENSES

NOTE 14 - ACCRUED EXPENSES

Accrued expenses of $172,086 consists of the accrued payroll, CPF and social welfare as follow:

	September 30, 2021	December 31, 2020
Accrued payroll	$172,086	$263,355
	$172,086	$263,355